Basis of presentation, nature of operations and going concern	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation, nature of operations and going concern

1.	Basis of presentation, nature of operations and going concern

ALR Technologies SG Ltd. (the “Company” or “ALRT” or “ALR Singapore”) was originally incorporated under the Companies Act of Singapore on May 16, 2020, as a wholly owned subsidiary of ALR Technologies Inc. (“ALR Nevada”). Upon completion of the Redomicile Merger (as defined herein), the Company became the parent of ALR Nevada. ALR Nevada was incorporated under the laws of the state of Nevada on March 24, 1987.

On June 9, 2021, the Company incorporated a wholly owned subsidiary, Canada Diabetes Solution Centre, Inc. (“ALR Canada”), under the Business Corporations Act of Alberta.

Pursuant to an Agreement and Plan of Merger and Reorganization, dated May 17, 2022 (the “Redomicile Merger Agreement”), by and among ALR Singapore, ALR Nevada and ALRT Delaware, Inc., a Delaware corporation (“ALR Delaware”), ALR Delaware, a wholly owned subsidiary of ALR Singapore, merged with and into ALR Nevada, with ALR Nevada continuing as the surviving entity and a wholly owned subsidiary of ALR Singapore (the “Redomicile Merger”). On November 7, 2022, the Company completed the Redomicile Merger resulting in ALR Nevada becoming the wholly owned subsidiary of ALR Singapore.

The Company has developed its “Diabetes Solution”, which is a comprehensive approach to diabetes care for human health consisting of data collection, predictive A1C, insulin dosage adjustment suggestions, performance tracking, remote monitoring and diabetes test supplies. The Company has also developed an iteration of the Diabetes Solution for the animal health market, under the brand “GluCurve Pet CGM”.

These consolidated statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) in U.S. dollars and on a going concern basis, which presumes the realization of assets and the discharge of liabilities and commitments in the normal course of operations for the foreseeable future. Several adverse conditions cast substantial doubt on the validity of this assumption. The Company has incurred significant losses over the years ended December 31, 2024, 2023 and 2022 of $15,877,514, $7,474,514 and $10,618,809, respectively. As of December 31, 2024, the Company is unable to self-finance its operations, has negative working capital of $36,223,719, accumulated deficit of $135,985,914, limited resources, no source of operating cash flow and no assurance that sufficient funding will be available to conduct continued product development activities. Even if the Company is able to finance its required commercialization or product development activities, there is no assurance the Company’s current projects will be commercially viable or profitable. The Company has debts comprised of accounts payable and accrued liabilities, interest payable, lines of credit, promissory notes payable, and current loans payable totaling $36,303,191 currently due, due on demand or considered delinquent. There is no assurance that the Company will not face additional legal action from creditors regarding delinquent accounts payable, promissory notes payable and interest payable. Any one or a combination of these above conditions could result in the failure of the business and cause the Company to cease operations.

The Company’s ability to continue as a going concern is dependent upon the continued financial support of its creditors and its ability to obtain financing to fund working capital and overhead requirements, fund the development of the Company’s product line, and ultimately, the Company’s ability to achieve profitable operations and repay overdue obligations. Management has obtained short-term financing from related parties through line of credit facilities with available borrowing in principal up to $15,300,000. As of December 31, 2024, the total principal balance outstanding was $14,638,684. The resolution of whether the Company is able to continue as a going concern is dependent upon the realization of management’s plans. There can be no assurance that the Company will be able to raise any additional debt or equity capital from the sources described above or that the lenders in the line of credit arrangements will maintain the availability of borrowing from the line. If management is unsuccessful in obtaining short-term financing or achieving long-term profitable operations, the Company will be required to cease operations.

A significant portion of the Company’s debt is either due on demand or is in default, while continuing to accrue interest at its stated rate. The Company will seek to obtain creditors’ consents to delay repayment of the outstanding promissory notes payable and related interest thereto, until it is able to replace this financing with funds generated by operations, recapitalization with replacement debt or from equity financings through private placements. While some of the Company’s creditors have agreed to extend repayment deadlines in the past, there is no assurance that they will continue to do so in the future. In the past, creditors have successfully commenced legal action against the Company to recover debts outstanding. In those instances, the Company was able to obtain financing from related parties to cover the verdict or settlement; however, there is no assurance that the Company would be able to obtain the same financing in the future. If the Company is unsuccessful in obtaining financing to cover any potential verdicts or settlements, the Company will be required to cease operations.

The Company’s activities will necessitate significant uses of working capital beyond 2025. Additionally, the Company’s capital requirements will depend on many factors, including the success of the Company’s continued product development and distribution efforts. The Company plans to continue financing its operations with the lines of credit it has available and other sources of financing.

These consolidated financial statements do not include any adjustments to the amounts and the classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.